Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Share capital	Share capital Common shares	Retained earnings	Retained earnings Common shares	Accumulated other comprehensive income (loss)
Balance – beginning of year at Dec. 31, 2019		$ 9,533		$ 25,424		$ 34
Issued upon exercise of stock options		108
Previously recognized liability on stock options exercised for common shares		21
Net earnings (loss)	$ (435)			(435)
Dividends on common shares				(2,008)
Purchase of common shares under Normal Course Issuer Bid			$ (56)		$ (215)
Other comprehensive income (loss), net of taxes	(26)					(26)
Balance – end of year at Dec. 31, 2020	32,380	9,606	9,606	22,766		8
Issued upon exercise of stock options		707	707
Previously recognized liability on stock options exercised for common shares		139	139
Net earnings (loss)	7,664			7,664
Dividends on common shares				(2,355)
Purchase of common shares under Normal Course Issuer Bid			(284)		(1,297)
Other comprehensive income (loss), net of taxes	(9)					(9)
Balance – end of year at Dec. 31, 2021	36,945	10,168	10,168	26,778		(1)
Issued upon exercise of stock options		442	442
Previously recognized liability on stock options exercised for common shares		387	387
Net earnings (loss)	10,937			10,937
Dividends on common shares				(5,175)
Purchase of common shares under Normal Course Issuer Bid	(5,571)		(703)	(4,868)	$ (4,868)
Other comprehensive income (loss), net of taxes	210					210
Balance – end of year at Dec. 31, 2022	$ 38,175	$ 10,294	$ 10,294	$ 27,672		$ 209